CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, redemption (in shares)	23,363,827	23,861,949
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	1,636,173	1,138,051
Common stock, shares outstanding (in shares)	1,636,173	1,138,051
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	6,250,000	6,250,000
Common stock, shares outstanding (in shares)	6,250,000	6,250,000